REVENUE	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
REVENUE	REVENUE
a)Revenues by service line
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Gas Transmission	$343	$272	$663	$530
Distribution	86	92	177	196
Connections	45	45	85	78
Other	5	7	15	11
Total	$479	$416	$940	$815
During the three and six-month periods ended June 30, 2022, revenues benefited from inflationary tariff increases and capital commissioned into rate base.
b)Revenues from external customers
The following table disaggregates revenues by geographical region:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2022	2021	2022	2021
Brazil	$343	$272	$663	$530
United Kingdom	136	144	277	285
Total	$479	$416	$940	$815
Our company’s revenues are generated from a diverse customer base, with only one customer that makes up greater than 10% of our company’s consolidated revenues. For the three and six-month periods ended June 30, 2022, revenue generated from this customer was $343 million and $663 million, respectively (2021: $272 million and $530 million). Our company has completed a review of the credit risk of key counterparties. Based on their liquidity position, business performance, and aging of our accounts receivable, we do not have any significant changes in expected credit losses at this time. Our company continues to monitor the credit risk of our counterparties in light of the current economic environment.